Stockholders’ (Deficit) Equity - Schedule of Warrant Issuance (Details) - Staffing 360 Solutions, Inc. [Member] - Previously Reported [Member] - $ / shares	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Outstanding Beginning Balance	1,703,688	972,495
Weighted average exercise price, outstanding beginning balance	$ 9.61	$ 26.88
Number of shares, issued	8,631,937	1,404,478
Weighted average exercise price, issued	$ 1.4	$ 5.83
Number of shares, exercised	(2,761,170)
Weighted average exercise price, exercised	$ 0.59
Number of shares, expired or cancelled	(876,654)	(673,285)
Weighted average exercise price, expired or cancelled	$ 5.85	$ 26.84
Number of Shares, Outstanding Ending Balance	6,697,801	1,703,688
Weighted average exercise price, outstanding ending balance	$ 3.48	$ 9.61